STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS (Tables)	12 Months Ended
Jan. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Recognized Stock-based Compensation Expense
We recognized stock-based compensation expense in the following line items on the consolidated statements of operations for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Component of loss before provision for income taxes:
Cost of revenue:
Software	$25	$(9)	$229
Software service	1,553	1,071	$1,078
Professional service and other	501	355	$2,038

Research and development, net	1,633	2,232	$8,048
Selling, general and administrative	15,317	8,539	$13,955
Total stock-based compensation expense	19,029	12,188	$25,348
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	2,798	1,615	$3,358
Total stock-based compensation, net of taxes	$16,231	$10,573	$21,990

Summary of Stock-based Compensation Expense by Type of Award
The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Restricted stock units and restricted stock awards	$19,029	$12,777	$21,759
Stock bonus program and bonus share program	—	(610)	3,487
Total equity-settled awards	19,029	12,167	25,246
Phantom stock units (cash-settled awards)	—	21	102
Total stock-based compensation expense	$19,029	$12,188	$25,348

Summary of Stock Awards Activity
The following table (“Award Activity Table”) summarizes activity for RSUs and PSUs to Company personnel that reduce available plan capacity under the plans for the year ended January 31, 2025:

	Year Ended January 31,
	2025
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value
Opening balance	3,597	$5.44
Granted	2,539	$7.69
Released	(1,660)	$6.40
Forfeited	(388)	$5.98
Closing balance	4,088	$6.40